Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Operating Activites
Net Income (Loss)	$ 618.0	$ 2,052.3		$ 1,638.0
Income from Discontinued Operations, Net of Tax	(2.5)	283.7		47.5
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	620.5	1,768.6		1,590.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,962.3	2,009.7		1,897.6
Deferred Income Taxes	(50.0)	808.2		868.8
Asset Impairments and Other Related Charges	2,267.8	0.0		0.0
Carrying Costs Income	(16.2)	(23.5)		(33.2)
Allowance for Equity Funds Used During Construction	(113.2)	(131.9)		(102.9)
Mark-to-Market of Risk Management Contracts	150.8	52.5		(53.1)
Amortization of Nuclear Fuel	128.6	145.0		144.2
Pension and Postemployment Benefit Reserves	21.6	33.2		77.2
Pension Contributions to Qualified Plan Trust	(84.8)	(91.8)		(70.3)
Property Taxes	(19.0)	(52.4)		(41.8)
Deferred Fuel Over/Under-Recovery, Net	(65.5)	137.8		(35.5)
Deferral of Ohio Capacity Costs, Net	88.1	65.5		(113.5)
Provision for Refund - Global Settlement	120.3	0.0		0.0
Disposition of Tanners Creek Plant Site	(93.5)	0.0		0.0
Change in Other Noncurrent Assets	(438.4)	(105.7)		35.6
Change in Other Noncurrent Liabilities	15.4	(89.0)		256.1
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(226.6)	200.2		(60.3)
Fuel, Materials and Supplies	60.2	(38.6)		100.8
Accounts Payable	164.9	16.5		(74.9)
Accrued Taxes, Net	42.8	120.2		0.4
Other Current Assets	14.2	(26.7)		(20.6)
Other Current Liabilities	(28.5)	(49.1)		237.3
Net Cash Flows from (Used for) Operating Activities	4,521.8	4,748.7		4,602.4
Investing Activities
Construction Expenditures	(4,781.1)	(4,508.0)		(4,130.0)
Change in Other Temporary Investments, Net	57.4	9.6		(31.1)
Purchases of Investment Securities	(3,002.3)	(2,282.7)		(1,088.0)
Sales of Investment Securities	2,957.7	2,218.4		1,031.8
Acquisitions of Nuclear Fuel	(128.5)	(92.0)		(116.2)
Acquisitions of Assets	(107.9)	(5.3)		(64.8)
Other Investing Activities	15.6	96.0		(7.6)
Net Cash Flows from (Used for) Investing Activities	(4,989.1)	(4,564.0)		(4,405.9)
Financing Activities
Issuance of Common Stock, Net	34.2	81.6		73.6
Issuance of Long-term Debt	2,594.9	3,436.6		2,067.0
Change in Short-term Debt, Net	913.0	(546.0)		589.0
Retirement of Long-term Debt	(1,794.9)	(2,397.9)		(1,777.4)
Make Whole Premium on Extinguishment of Long-term Debt	0.0	(92.7)		0.0
Principal Payments for Capital Lease Obligations	(106.6)	(99.0)		(111.2)
Dividends Paid on Common Stock	(1,121.0)	(1,059.0)		(997.6)
Other Financing Activities	(15.7)	14.7		5.7
Net Cash Flows from (Used for) Financing Activities	503.9	(661.7)		(150.9)
Cash Provided by (Used in) Operating Activities, Discontinued Operations	(2.5)	69.8		11.1
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0.0	548.8		(0.1)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	0.0	(127.7)		(11.6)
Net Increase (Decrease) in Cash and Cash Equivalents	34.1	13.9		45.0
Cash and Cash Equivalents at Beginning of Period	176.4	162.5		117.5
Cash and Cash Equivalents at End of Period	210.5	176.4		162.5
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	848.5	857.2		838.5
Net Cash Paid (Received) for Income Taxes	29.5	120.2		117.3
Noncash Acquisitions Under Capital Leases	86.1	150.2		135.1
Construction Expenditures Included in Current Liabilities as of December 31,	858.0	741.4		559.3
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	2.1	37.9		44.5
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	0.7	2.2		3.4
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	369.1	340.6		215.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	388.5	388.8		400.9
Deferred Income Taxes	130.7	227.5		144.7
Carrying Costs Income	(0.4)	(1.2)		(3.0)
Allowance for Equity Funds Used During Construction	(11.7)	(13.8)		(7.1)
Mark-to-Market of Risk Management Contracts	9.4	4.8		3.3
Pension Contributions to Qualified Plan Trust	(8.8)	(10.0)		(9.0)
Deferred Fuel Over/Under-Recovery, Net	22.2	(19.4)		(119.6)
Change in Other Noncurrent Assets	3.4	(56.9)		(14.9)
Change in Other Noncurrent Liabilities	(26.1)	(34.4)		51.8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(48.0)	51.7		68.6
Fuel, Materials and Supplies	12.9	(10.9)		76.0
Accounts Payable	19.5	0.3		(62.8)
Accrued Taxes, Net	53.7	(60.2)		(5.4)
Other Current Assets	(9.8)	(4.2)		(1.0)
Other Current Liabilities	(9.9)	(10.3)		23.8
Net Cash Flows from (Used for) Operating Activities	894.7	792.4		761.7
Investing Activities
Construction Expenditures	(646.7)	(636.2)		(497.4)
Change in Advances to Affiliates, Net	1.5	22.9		44.0
Other Investing Activities	12.3	13.9		(5.5)
Net Cash Flows from (Used for) Investing Activities	(632.9)	(599.4)		(458.9)
Financing Activities
Issuance of Long-term Debt	314.0	726.3		394.2
Change in Advances from Affiliates, Net	(101.4)	181.0		0.0
Retirement of Long-term Debt	(213.6)	(672.6)		(612.7)
Retirement of Long-term Debt - Affiliated	0.0	(86.0)		0.0
Make Whole Premium on Extinguishment of Long-term Debt	0.0	(92.7)		0.0
Principal Payments for Capital Lease Obligations	(6.4)	(5.5)		(5.6)
Dividends Paid on Common Stock	(255.0)	(243.8)		(80.0)
Other Financing Activities	0.5	0.5		1.2
Net Cash Flows from (Used for) Financing Activities	(261.9)	(192.8)		(302.9)
Net Increase (Decrease) in Cash and Cash Equivalents	(0.1)	0.2		(0.1)
Cash and Cash Equivalents at Beginning of Period	2.8	2.6		2.7
Cash and Cash Equivalents at End of Period	2.7	2.8		2.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	181.8	196.7		196.7
Net Cash Paid (Received) for Income Taxes	22.1	30.4		15.9
Noncash Acquisitions Under Capital Leases	6.1	31.8		4.9
Construction Expenditures Included in Current Liabilities as of December 31,	151.6	90.4		72.0
Noncash Contribution of Amos Plant from Parent	0.0	19.1		0.0
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	239.9	204.8		155.6
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	191.7	198.4		200.2
Deferred Income Taxes	105.1	94.2		70.2
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	(48.4)	11.2		20.0
Asset Impairments and Other Related Charges	10.5	0.0		0.0
Allowance for Equity Funds Used During Construction	(15.3)	(11.6)		(18.9)
Mark-to-Market of Risk Management Contracts	2.0	14.6		(6.1)
Amortization of Nuclear Fuel	128.6	145.0		144.2
Pension Contributions to Qualified Plan Trust	(12.7)	(14.6)		(8.9)
Deferred Fuel Over/Under-Recovery, Net	(14.8)	(17.7)		7.8
Disposition of Tanners Creek Plant Site	(93.5)	0.0		0.0
Change in Other Noncurrent Assets	(66.5)	(19.9)		(74.5)
Change in Other Noncurrent Liabilities	58.2	13.8		93.7
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	0.5	16.0		32.3
Fuel, Materials and Supplies	20.9	11.7		7.8
Accounts Payable	11.6	3.7		(20.4)
Accrued Taxes, Net	6.0	(14.3)		24.8
Other Current Assets	8.0	(4.8)		10.6
Other Current Liabilities	(2.1)	(7.0)		6.9
Net Cash Flows from (Used for) Operating Activities	529.7	623.5		645.3
Investing Activities
Construction Expenditures	(596.9)	(459.8)		(484.7)
Change in Advances to Affiliates, Net	(0.8)	1.8		42.4
Purchases of Investment Securities	(3,000.0)	(2,272.0)		(1,086.4)
Sales of Investment Securities	2,957.7	2,218.4		1,031.8
Acquisitions of Nuclear Fuel	(128.5)	(92.0)		(116.2)
Other Investing Activities	8.4	9.4		10.4
Net Cash Flows from (Used for) Investing Activities	(760.1)	(594.2)		(602.7)
Financing Activities
Issuance of Long-term Debt	569.4	310.7		205.6
Change in Advances from Affiliates, Net	(79.1)	151.8		142.5
Retirement of Long-term Debt	(100.2)	(332.1)		(218.5)
Principal Payments for Capital Lease Obligations	(35.3)	(40.2)		(48.1)
Dividends Paid on Common Stock	(125.0)	(120.0)		(125.0)
Other Financing Activities	0.7	0.6		0.6
Net Cash Flows from (Used for) Financing Activities	230.5	(29.2)		(42.9)
Net Increase (Decrease) in Cash and Cash Equivalents	0.1	0.1		(0.3)
Cash and Cash Equivalents at Beginning of Period	1.1	1.0		1.3
Cash and Cash Equivalents at End of Period	1.2	1.1		1.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	83.3	84.5		81.6
Net Cash Paid (Received) for Income Taxes	(39.5)	21.2		(10.2)
Noncash Acquisitions Under Capital Leases	18.2	3.0		16.4
Construction Expenditures Included in Current Liabilities as of December 31,	106.2	95.8		66.1
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	2.1	37.9		44.5
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	0.7	2.2		3.4
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	282.2	232.7		216.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	238.6	217.5		213.7
Generation Deferrals	(82.7)	(30.7)	[1]	(157.0)	[1]
Amortization of Generation Deferrals	242.9	169.1		110.9
Deferred Income Taxes	(39.2)	37.6		74.4
Carrying Costs Income	(19.9)	(11.8)		(26.5)
Allowance for Equity Funds Used During Construction	(6.0)	(8.8)		(6.9)
Mark-to-Market of Risk Management Contracts	134.6	31.7		(44.5)
Pension Contributions to Qualified Plan Trust	(7.1)	(7.7)		(6.5)
Property Taxes	(9.8)	(24.7)		(4.6)
Purchased Electricity Over Under Recovery Net	(23.3)	(18.7)		62.1
Provision for Refund - Global Settlement	120.3	0.0		0.0
Change in Regulatory Assets	(139.8)	86.2		115.7
Change in Other Noncurrent Assets	(44.6)	(52.9)		(41.4)
Change in Other Noncurrent Liabilities	31.0	27.9		97.1
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(26.6)	61.9		(29.8)
Fuel, Materials and Supplies	(2.1)	(25.2)		(7.2)
Accounts Payable	13.7	(64.3)		(30.3)
Accrued Taxes, Net	(6.0)	111.8		(7.2)
Other Current Assets	0.0	(2.8)		1.5
Other Current Liabilities	(9.9)	2.4		27.7
Net Cash Flows from (Used for) Operating Activities	646.3	731.2		557.6
Investing Activities
Construction Expenditures	(416.2)	(453.3)		(453.5)
Change in Restricted Cash for Securitized Funding	0.5	1.0		(9.3)
Change in Advances to Affiliates, Net	306.9	(18.6)		26.6
Proceeds from Notes Receivable - Affiliated	0.0	86.0		178.6
Other Investing Activities	12.0	13.1		2.5
Net Cash Flows from (Used for) Investing Activities	(96.8)	(371.8)		(255.1)
Financing Activities
Capital Contributions from Parent	0.0	0.0		175.0
Retirement of Long-term Debt	(395.9)	(131.5)		(438.6)
Principal Payments for Capital Lease Obligations	(4.2)	(3.9)		(5.1)
Dividends Paid on Common Stock	(150.0)	(225.0)		(35.0)
Other Financing Activities	0.6	1.2		1.1
Net Cash Flows from (Used for) Financing Activities	(549.5)	(359.2)		(302.6)
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.2		(0.1)
Cash and Cash Equivalents at Beginning of Period	3.1	2.9		3.0
Cash and Cash Equivalents at End of Period	3.1	3.1		2.9
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	109.9	121.6		132.4
Net Cash Paid (Received) for Income Taxes	220.4	26.1		44.0
Noncash Acquisitions Under Capital Leases	3.4	2.7		4.8
Construction Expenditures Included in Current Liabilities as of December 31,	44.6	34.3		43.4
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	100.0	92.5		86.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	130.2	117.5		101.0
Deferred Income Taxes	82.5	58.3		74.7
Allowance for Equity Funds Used During Construction	(6.2)	(8.8)		(3.1)
Mark-to-Market of Risk Management Contracts	(0.4)	(1.4)		1.9
Pension Contributions to Qualified Plan Trust	(5.6)	(5.8)		(4.4)
Deferred Fuel Over/Under-Recovery, Net	(109.9)	111.8		(32.4)
Provision for Refund	46.1	0.0		0.0
Change in Regulatory Assets	(16.6)	(14.3)		16.7
Change in Other Noncurrent Assets	(19.3)	(25.7)		(22.6)
Change in Other Noncurrent Liabilities	(0.1)	5.0		(3.8)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(9.0)	6.9		8.9
Fuel, Materials and Supplies	2.0	(2.2)		0.6
Accounts Payable	25.7	6.4		(26.3)
Accrued Taxes, Net	7.4	(10.2)		(5.6)
Other Current Assets	0.8	(1.0)		(0.8)
Other Current Liabilities	(10.4)	10.2		17.8
Net Cash Flows from (Used for) Operating Activities	217.2	339.2		209.5
Investing Activities
Construction Expenditures	(351.1)	(359.1)		(367.5)
Change in Advances to Affiliates, Net	80.6	(80.6)		0.0
Other Investing Activities	11.0	9.2		2.8
Net Cash Flows from (Used for) Investing Activities	(259.5)	(430.5)		(364.7)
Financing Activities
Issuance of Long-term Debt	274.2	248.8		75.0
Change in Advances from Affiliates, Net	52.0	(154.2)		117.5
Retirement of Long-term Debt	(275.4)	(0.4)		(34.1)
Principal Payments for Capital Lease Obligations	(3.8)	(3.6)		(3.7)
Dividends Paid on Common Stock	(5.0)	0.0		0.0
Other Financing Activities	0.4	0.7		0.6
Net Cash Flows from (Used for) Financing Activities	42.4	91.3		155.3
Net Increase (Decrease) in Cash and Cash Equivalents	0.1	0.0		0.1
Cash and Cash Equivalents at Beginning of Period	1.4	1.4		1.3
Cash and Cash Equivalents at End of Period	1.5	1.4		1.4
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	60.1	54.8		52.8
Net Cash Paid (Received) for Income Taxes	(37.7)	7.9		(21.2)
Noncash Acquisitions Under Capital Leases	3.1	3.6		2.3
Construction Expenditures Included in Current Liabilities as of December 31,	33.6	47.4		38.6
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	169.7	196.0		144.6
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	196.5	192.0		185.1
Deferred Income Taxes	162.6	41.9		239.4
Allowance for Equity Funds Used During Construction	(11.0)	(26.4)		(11.9)
Mark-to-Market of Risk Management Contracts	(5.1)	3.4		2.1
Pension Contributions to Qualified Plan Trust	(8.3)	(8.1)		(3.8)
Deferred Fuel Over/Under-Recovery, Net	(8.9)	28.3		(13.4)
Change in Regulatory Liabilities	(22.0)	(21.4)		(24.6)
Change in Other Noncurrent Assets	(13.0)	(1.6)		(3.6)
Change in Other Noncurrent Liabilities	6.0	15.4		25.1
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(5.7)	20.5		25.5
Fuel, Materials and Supplies	38.1	(22.9)		6.3
Accounts Payable	3.5	(10.7)		4.4
Accrued Taxes, Net	(68.9)	29.7		(12.8)
Other Current Assets	(13.9)	1.1		(4.4)
Other Current Liabilities	(15.3)	(9.6)		21.2
Net Cash Flows from (Used for) Operating Activities	404.3	427.6		579.2
Investing Activities
Construction Expenditures	(426.3)	(540.6)		(511.4)
Change in Advances to Affiliates, Net	(167.8)	41.0		(41.0)
Other Investing Activities	0.1	5.9		5.1
Net Cash Flows from (Used for) Investing Activities	(594.0)	(493.7)		(547.3)
Financing Activities
Issuance of Long-term Debt	406.7	445.9		99.4
Change in Advances from Affiliates, Net	(58.3)	58.3		(9.2)
Retirement of Long-term Debt	(3.3)	(306.8)		(3.3)
Principal Payments for Capital Lease Obligations	(27.1)	(17.7)		(18.3)
Dividends Paid on Common Stock	(120.0)	(120.0)		(100.0)
Dividends Paid on Common Stock	(4.2)	(3.6)		(4.3)
Other Financing Activities	1.0	0.8		1.0
Net Cash Flows from (Used for) Financing Activities	194.8	56.9		(34.7)
Net Increase (Decrease) in Cash and Cash Equivalents	5.1	(9.2)		(2.8)
Cash and Cash Equivalents at Beginning of Period	5.2	14.4		17.2
Cash and Cash Equivalents at End of Period	10.3	5.2		14.4
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	118.0	112.6		116.9
Net Cash Paid (Received) for Income Taxes	(32.0)	15.4		(152.2)
Noncash Acquisitions Under Capital Leases	5.9	7.4		4.1
Construction Expenditures Included in Current Liabilities as of December 31,	41.8	92.9		94.3
Noncash Contribution of Mutual Energy SWEPCo, LLC from Parent	0.0	(2.0)		0.0
Noncash Increase in Advances to Affiliates, Net due to Contribution of Mutual Energy SWEPCo, LLC	$ 0.0	$ 2.0		$ 0.0

[1]	Amounts exclude $31 million and $157 million in 2015 and 2014, respectively, which are now presented as Generation Deferrals on the Statement of Income.